Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating Activities
Net income	$ 1,839	$ 782
Adjustments for non-cash items:
Deferred income tax expense (recovery)	692	(973)
Depreciation and depletion	1,692	1,419
Accretion of reclamation provision	102	23
(Gain) loss on investments	(355)	604
Unrealized foreign exchange gain	(243)	(499)
Unwinding of fair value adjustment	0	74
Fair value adjustment on warrant liability	0	(458)
Write down of equipment and materials and supplies inventory	384	91
Share-based payments	1,071	1,182
Total adjustments for non cash	5,182	2,245
Net change in non-cash working capital items	(1,757)	(1,295)
Cash provided by operating activities	3,425	950
Financing Activities
Shares and units issued for cash, net of issuance costs	3,379	368
Proceeds from option exercise	59	0
Lease liability payments	(924)	(634)
Equipment loan payments	(85)	(142)
Cash provided by (used in) financing activities	2,429	(408)
Investing Activities
Exploration and evaluation expenditures	(1,534)	(663)
Additions to plant, equipment and mining properties	(1,731)	(4,920)
Acquisition of La Preciosa	0	(5,000)
Cash used in investing activities	(3,265)	(10,583)
Change in cash	2,589	(10,041)
Effect of exchange rate changes on cash	34	3
Cash, beginning	2,688	11,245
Cash, ending	$ 5,311	$ 1,207